Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Buildings	9,085,838	9,334,723
Machinery and equipment	2,114,970	2,171,273
Motor vehicles	600,435	671,618
Electronic equipment	228,578	234,997
Office equipment	41,023	42,175
Inspection equipment	99,209	101,995
Construction in progress	-	134,578
Total	12,170,053	12,691,359
Less: accumulated depreciation	4,283,474	3,860,391
Property and equipment, net	7,886,579	8,830,968